Unsecured Notes Payable and Warrants	12 Months Ended
Mar. 31, 2019
Unsecured Notes Payable and Warrants [Abstract]
UNSECURED NOTES PAYABLE AND WARRANTS

12.	UNSECURED NOTES PAYABLE AND WARRANTS

During the year ended March 31, 2017, the Company's subsidiaries, PPL and Eygen, commenced debt financing transactions through a private placement of unsecured notes (the "Unsecured Notes"). The aggregate principal amount of the Unsecured Notes was $250,000 at March 31, 2019 and 2018.

The Unsecured Notes bear interest at 7% per annum, payable annually on the issuance date. The Unsecured Notes are not redeemable by the Company prior to the maturity date of March 2020. In conjunction with the issuance of the Unsecured Notes, the note holders were also issued a warrant to subscribe for $7,500 new PPL or Eygen ordinary shares for every $10,000 of principal issued, respectively, provided that a certain qualifying event occurs within the three years of issuance. The warrants are only exercisable on a qualifying event and the exercise price of the warrant will be based on the price of equity shares determined by the qualifying event and the year in which it takes place. The warrants have a three year term. Given that there was an obligation to issue a variable number of shares, the warrants were classified as financial liabilities and recorded at fair value of $24,000 in warrant liabilities in the accompanying consolidated balance sheet.

The Company did not incur financing costs in connection with this placement of notes.

In connection with the SalvaRx Acquistion in January 2019, the Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or a qualifying event), that bear interest of 7% (the "SalvaRx Notes"). As the SalvaRx Acquisition was a qualifying event, the unsecured notes became due upon the acquisition. On December 23, 2019, the maturity date of $3.0 million SalvaRx Notes was extended to 2021 (see Note 23), accordingly $3.0 million of the SalvaRx Notes are included in current liabilities. On January 8, 2019, the acquisition date, the fair value of the SalvaRx Notes was determined to be $3.4 million (see Note 10) using a 12.5% market interest rate to discount all payments of principal and interest due to the holders of such notes through the date of maturity. The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10.0 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx. On the Acquisition Date, the fair value of warrants, which are included in non-controlling interest, was determined to be $2.5 million (see Note 10) using the Black Scholes Model with the following assumptions:

Fair value of stock	$1,354.88
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	80%
Expected life	2.6 years

In connection with the SalvaRx Acquistion in January 2019, the Company assumed $2.0 million of 7% convertible notes issued by IOX, a wholly-owned subsidiary of SalvaRx (the "Convertible Notes"), of which the Company holds $1.9 million. As a result of the SalvaRx Acquisition, IOX has become a subsidiary of the Company during the year ended March 31, 2019. In accordance with IFRS 3 – Business combinations, the fair value notes payable are effectively settled against the note receivable (see Note 5) upon the business combination and the fair value of the notes receivable is additional consideration (see Note 10). The remaining Convertible Notes issued to third parties, including the conversion option, are recorded at a fair value of $0.1 million (see Note 10) on the Acquisition Date. In each of March 2019 and December 2019, $0.05 million of the Convertible Notes mature. The holders of the Convertible Notes can convert the notes and accrued interest into ordinary shares of IOX at any time before maturity at £120 per share. There is an automatic conversion in the event IOX raises $2 million, and the conversion price will be determined based on the timing of the capital raise and the price at which the money was raised. IOX has right to repay the Convertible Notes together with accrued interest at any time.

Following is a rollforward of the notes payable and the warrant liability:

Notes payable:

	PPL	Eygen	IOX	SalvaRx	Total
	in 000'$	in 000'$	in 000'$	in 000'$	in 000'$
Balance, April 1, 2017	$181	$-	$-	$-	$181
Additional issuance	22	23	-	-	45
Interest	7	-	-	-	7
Balance, March 31, 2018	$210	$23	$-	$-	$233

	PPL	Eygen	IOX	SalvaRx	Total
	in 000'$	in 000'$	in 000'$	in 000'$	in 000'$
Balance, April 1, 2018	$210	$23	$-	$-	$233
Repayment	(25)	(25)	-	-	(50)
Interest	8	2	-	-	10
Fair value on acquisition	-	-	100	3,370	3,470
Balance, March 31, 2019	$193	$-	$100	$3,370	$3,663

Warrant liability:

	PPL	Eygen	Total
	in 000'$	in 000'$	in 000'$
Balance, April 1, 2017	$20	$-	$20
Grants	2	2	4
Balance, March 31, 2018	$22	$2	$24

	PPL	Eygen	Total
	in 000'$	in 000'$	in 000'$
Balance, April 1, 2018	$22	$2	$24

Balance, March 31, 2019	$22	$2	$24